Segment Reporting and Geographic Information (Details 2) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Non-current assets excluding financial instruments and deferred tax assets	$ 103,012	$ 118,313
New Zealand [Member]
Non-current assets excluding financial instruments and deferred tax assets	61,277	62,859
Australia [Member]
Non-current assets excluding financial instruments and deferred tax assets	10,370	10,730
Uruguay [member]
Non-current assets excluding financial instruments and deferred tax assets	26,389	34,547
China [Member]
Non-current assets excluding financial instruments and deferred tax assets	$ 4,976	$ 10,177